POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Employer contribution	$ 179	$ 148
Employee contribution	36	39
Total contribution	$ 215	$ 187